CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 2,280	$ 4,657	$ 3,056
Accounts receivable, net	1,847	1,246	4,228
Note receivable - affiliate	201	100	0
Costs in excess of billings	531	597	132
Inventories	48	53	167
Deposits	151	1,566	262
Other current assets	145	146	328
Total Current Assets	5,203	8,365	8,173
Property and equipment, net	686	668	544
Other assets	49	0	72
TOTAL ASSETS	5,938	9,033	8,789
LIABILITIES AND STOCKHOLDERS' DEFICIENCY
Accounts payable	1,236	2,143	2,640
Short term borrowings	4,414	4,191	0
Convertible debt, net - current portion	3,187	1,250	1,250
Accrued payroll taxes			599
Billings in excess of costs	5,352	4,922	5,131
Derivative liabilities, current portion	1,327	20	706
Accrued contract costs	93	1,545	19
Other current liabilities	1,633	1,388	1,215
Total Current Liabilities	17,242	15,459	11,560
Long Term Liabilities:
Derivative liabilities	0	2,214	101
Convertible debt, net	0	1,838	1,571
Other long term liabilities	222	133	160
Total Long Term Liabilities	222	4,185	1,832
Total Liabilities	17,464	19,644	13,392
Commitments and contingencies (Note 10)
Stockholders' Deficiency:
Common stock value	120	120	85
Additional paid-in capital	110,219	110,062	108,727
Accumulated deficit	(121,964)	(120,892)	(113,510)
Treasury stock, at cost: 133,797 shares at March 31, 2013 and December 31, 2012	(18)	(18)	(18)
Total ThermoEnergy Corporation Stockholders' Deficiency	(11,524)	(10,609)	(4,597)
Noncontrolling interest	(2)	(2)	(6)
Total Stockholders' Deficiency	(11,526)	(10,611)	(4,603)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	5,938	9,033	8,789
Series A Convertible Preferred Stock [Member]
Stockholders' Deficiency:
Preferred Stock, $0.01 par value: authorized: 30,000,000 shares at March 31, 2013 and December 31, 2012:	2	2	2
Series B Convertible Preferred Stock [Member]
Stockholders' Deficiency:
Preferred Stock, $0.01 par value: authorized: 30,000,000 shares at March 31, 2013 and December 31, 2012:	$ 117	$ 117	$ 117